Putnam Investments
One Post Office Square
Boston, MA 02109
February 16, 2018

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549-1090

RE:	Putnam U.S. Government Income Trust (the “Trust”) (Reg. No. 2-87634) (811- 03897)
Post-Effective Amendment No. 48 and Amendment No. 49 to the Trust’s Registration Statement on Form
N-1A

Ladies and Gentlemen:

On behalf of the Trust, we are filing the referenced Amendment pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, for review and comment by the staff of the Securities and Exchange Commission.

The Amendment is being filed for the purpose of registering class R6 shares of the fund, changing the fund’s name to Putnam Mortgage Securities Fund and to make changes to the fund’s investment strategies.

Pursuant to the provisions of Rule 485(a)(2) under the 1933 Act, it is intended that this Amendment become effective seventy-five days after filing.

Any comments or questions on this filing may be directed to the undersigned at 617-760-2577.

Very truly yours,

/s/ Venice Monagan

Venice Monagan
Counsel

cc:	James E. Thomas, Esq.
Ropes & Gray LLP